Exploration Expenses - Schedule of exploration and evaluation expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Geological and geophysical expenses	$ 736	$ 561	$ 646
Total exploration expenses	$ 736	$ 561	$ 646